Earnings Per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Schedule of Earnings Per Share

	December 31, 2019	December 31, 2018	December 31, 2018
Number of weighted ordinary shares in circulation (on average)	44,690,009	43,695,794	38,076,087
Net loss for the year in EUR thousands	(7,358)	(8,878)	(16,102)
Basic/diluted earnings per share in EUR	(0.16)	(0.20)	(0.42)